Operating Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Revenues from external customers by category are summarized as follows:

	Three Months ended June 30,		Six Months ended June 30,
	2013	2012	2013	2012
	RMB’000	RMB’000	RMB’000	RMB’000
Net revenue
Product sales
Digital media	424,120	463,367	852,808	864,877
Telecommunications equipment	490,124	537,335	989,807	1,025,761
Industrial business	215,785	224,545	417,767	401,050
	1,130,029	1,225,247	2,260,382	2,291,688
Services Revenue	4,949	–	7,433	–
Total net revenue	1,134,978	1,225,247	2,267,815	2,291,688